Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 9,868,845	¥ 9,399,725
Maximum potential payout /Notional total	[1],[2]	649,090,164	609,318,612
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	6
Maximum potential payout /Notional total	[3]	¥ 5,222,432	¥ 4,939,056

[1]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from above.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee is minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.